INCOME TAXES - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Deferred revenue	¥ 1,410	¥ 8,105
Accrued expenses and other liabilities	698	4,093
Guarantee liabilities	86,931	7,088
Fair value changes	17,241	17,350
Allowance for uncollectible receivables	166,999	121,080
Advertising expenses in excess of deduction limit	47,978	2,068
Valuation allowance	(141,086)	(38,545)
Total	180,171	121,239
Deferred tax liabilities:
Contract assets, net	136,213	162,767
Contract cost	49	10
Intangible assets	7,917	7,123
Total	144,179	169,900
Net deferred tax liabilities		(48,661)
Net deferred tax assets	35,992
Valuation allowance	¥ 141,086	38,545
Foreign invested enterprise tax withholding rate	10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate	25.00%
Reduced withholding tax rate for qualified tax residents	5.00%
Percentage of semi annual dividends	15.00%
Undistributed earnings of the company's PRC subsidiaries and the consolidated VIEs	¥ 5,095,000	¥ 3,690,000
Provision for PRC dividend withholding tax	¥ 0